Balance Sheet (Parenthetical)	Oct. 31, 2016 $ / shares shares
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Common Stock, Shares Authorized	100,000,000
Common Stock, Shares, Issued	20,250,000
Common Stock, Shares, Outstanding	20,250,000